Document and Entity Information	Sep. 11, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001697500
Document Type	8-K/A
Document Period End Date	Sep. 11, 2024
Entity Registrant Name	Solaris Energy Infrastructure, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38090
Entity Tax Identification Number	81-5223109
Entity Address, Address Line One	9651 Katy Freeway
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	(281)
Local Phone Number	501-3070
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	SEI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On September 17, 2024, Solaris Energy Infrastructure, Inc. (f/k/a Solaris Oilfield Infrastructure, Inc.) (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. The Original Report disclosed the consummation of the previously announced acquisition contemplated by the Contribution Agreement, dated July 9, 2024, by and between the Company, Solaris Energy Infrastructure, LLC (f/k/a Solaris Oilfield Infrastructure, LLC), a Delaware limited liability company and a subsidiary of the Company (“Solaris LLC”), John A. Johnson, an individual resident of the State of Florida, John Tuma, an individual resident of the State of Texas, J Turbines, Inc., a Delaware corporation (“J Turbines”) and KTR Management Company, LLC, a Texas limited liability company (“KTR” and together with J Turbines, the “Contributors”), pursuant to which the Contributors agreed to contribute (the “Contribution”) all of the issued and outstanding equity interests of Mobile Energy Rentals, LLC, a Texas limited liability company (“MER”), to Solaris LLC. The Contribution was consummated on September 11, 2024. This Current Report on Form 8-K/A amends the Original Report to include the financial statements required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b). Except as provided herein, the disclosures made in the Original Report remain unchanged.